Acquisitions and Disposals - Summary of Business Acquisitions and Disposals (Detail) - EUR (€) € in Millions		12 Months Ended
	Jan. 15, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 01, 2018	Jul. 02, 2018	Nov. 01, 2017	Aug. 01, 2017
Disclosure of Acquisitions and Disposals [Line Items]
Cash consideration payable		€ 1,172
Deal completion date		Oct. 01, 2018
Acquired/disposed business		Acquired 75% of Equilibra, the Italian personal care and wellbeing business. The acquisition complements Unilever’s product range through its presence in the ‘natural’ personal care segment.
Living proof [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Feb. 01, 2017
Acquired/disposed business			Acquired Living Proof, an innovative premium hair care business, using patented technology and breakthrough science. Living Proof forms part of our prestige Personal Care business.
AdeS Soy Beverage Business [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Mar. 28, 2017
Acquired/disposed business			Sold the AdeS soy beverage business in Latin America to Coca-Cola FEMSA and The Coca-Cola Company.
Kensingtons [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			May 01, 2017
Acquired/disposed business			Acquired Kensington's, a condiment maker. Kensington's is a mission-driven company with a leading brand sold in the organic and naturals marketplace.
Eac Myanmar [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage							60.00%
Deal completion date			Aug. 01, 2017
Acquired/disposed business			Acquired 60% of EAC Myanmar, a home care business to form Unilever EAC Myanmar Company Limited.
Hourglass [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Aug. 01, 2017
Acquired/disposed business			Acquired Hourglass, a luxury colour cosmetics business, known for innovation and exceptional product. Hourglass forms part of our prestige Personal Care business.
Pukka herbs [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Sep. 07, 2017
Acquired/disposed business			Acquired Pukka Herbs, an organic herbal tea business, that enhances our presence in the Naturals segment of Refreshment.
Weis [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Sep. 09, 2017
Acquired/disposed business			Acquired Weis, an ice cream business. Weis is a second-generation Australian ice cream and frozen dessert manufacturer with the original iconic Fruito Bar and aims to increase our market position in Refreshment.
Carver Korea [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition of noncontrolling interest, percentage	2.00%
Ownership percentage	100.00%
Acquisition percentage						98.00%
Deal completion date		Jan. 15, 2018	Nov. 01, 2017
Acquired/disposed business		Acquired the remaining 2% non-controlling interest of Carver Korea bringing the Group's ownership to 100%.	Acquired 98% of Carver Korea, a leading skincare business in North Asia from Bain Capital Private Equity and Goldman Sachs. The brands acquired provide Unilever a presence in South Korea. Further details are provided below.
Mae terra [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Dec. 01, 2017
Acquired/disposed business			Acquired Mãe Terra, a Brazilian naturals and organic food business. Mãe Terra is a fast-growing and well- loved brand in Brazil and adds to the Foods business by providing health-conscious consumers with organic and nutritious food products.
TAZO [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Dec. 11, 2017
Acquired/disposed business			Acquired TAZO, the leading brand in the speciality tea category, which enhances our presence in the Black, Green and Herbal tea segments of Refreshment.
Sundial brands [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Dec. 18, 2017
Acquired/disposed business			Acquired Sundial Brands, a leading haircare and skincare company recognised for its innovative use of high-quality and culturally authentic ingredients.
Schmidt naturals [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date			Dec. 31, 2017
Acquired/disposed business			Acquired Schmidt's Naturals, a personal care company. Schmidt's Naturals is a strong, innovative brand in the fast-growing naturals category, that will complement our existing portfolio of US deodorants.
Quala beauty and personal and home care [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Feb. 28, 2018
Acquired/disposed business		Acquired Quala beauty & personal and home care business in Latin America.
Global spreads business (excluding South Africa) [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Jul. 02, 2018
Acquired/disposed business		Sold the global Spreads business (excluding Southern Africa) to KKR.
Adityaa Milk Ice Cream [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Sep. 27, 2018
Acquired/disposed business		Acquired Adityaa Milk, an ice cream business in India. The acquisition strengthens Unilever front end distribution reach in India.
Betty Ice Cream [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Nov. 01, 2018
Acquired/disposed business		Acquired Betty Ice, a leading ice Acquired Betty Ice, a leading ice cream business in Romania. The acquisition enriches Unilever product range through local offerings and price tiers.
Denny Ice Cream [member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Dec. 03, 2018
Acquired/disposed business		Acquired Denny Ice, an ice cream business in Bulgaria to strengthen local product knowledge.
Spreads business in South Africa [member]
Disclosure of Acquisitions and Disposals [Line Items]
Cash consideration payable					€ 306
South Africa holdings [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage					25.75%
Equilibra [member]
Disclosure of Acquisitions and Disposals [Line Items]
Acquisition percentage				75.00%
Vegetarian Butcher [Member]
Disclosure of Acquisitions and Disposals [Line Items]
Deal completion date		Dec. 31, 2018
Acquired/disposed business		Acquired Vegetarian Butcher, a vegetarian meat replacement, foods business in the Netherlands. The acquisition fits with Unilever's strategy to expand its portfolio into plant-based foods responding to the growing trend of vegetarian and vegan meals.